Interest expense and similar charges	12 Months Ended
Dec. 31, 2019
Interest expense and similar charges [Abstract]
Interest expense and similar charges

33.   Interest expense and similar charges

“Interest expense and similar charges” in the consolidated income statement includes the interest accruing in the year on all financial liabilities with an implicit or explicit return, including remuneration in kind, calculated by applying the effective interest method, regardless the fair value measurement; the rectifications of cost as a result of hedge accounting; and the interest cost attributable to pension funds.

The breakdown of the main items of interest expense and similar charges accrued in 2019, 2018 and 2017 is as follows:

Thousand of reais	2019	2018	2017

Credit institutions deposits	4,866,357	5,367,471	3,782,781
Customer deposits	14,965,958	13,576,866	19,490,807
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 18)	5,138,306	4,606,949	7,901,199
Subordinated liabilities (note 19)	-	25,336	52,984
Debt Instruments Eligible to Compose Capital (note 20)	659,715	604,216	495,188
Pension Plans (note 22.b)	342,068	343,137	292,628
Other interest (1)	2,547,549	4,033,076	4,456,273
Total	28,519,953	28,557,051	36,471,860

(1)   It is mainly composed of Expenses with Interest on Repo Agreements